CONVERTIBLE NOTE PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES OUTSTANDING

	Lender	Origination	Maturity	Amount	Interest

Note*	KBM Worldwide Inc	12/29/14	10/1/15	56,820	22%
Note	GS Capital	6/29/21	6/29/22	151,500	10%
				208,320
Discount				-
				208,320

*	Note is currently in default. The default interest rate of 22% is being charged. When the registration becomes effective, the lender may convert the loan into common shares of stock. The loan can be converted into common shares at a price of 60% of the lowest trading price for the twenty (20) prior trading days including the day the conversion notice is received.

	Lender	Origination	Maturity	Amount	Interest

Note*	KBM Worldwide Inc	9/8/14	6/12/15	$32,149	22%
Note*	KBM Worldwide Inc.	12/29/14	10/1/15	95,848	22%
Note	GS Capital	6/29/21	6/29/22	151,500	10%
				279,497
Discount				-
				$279,497

*	Note is currently in default. The default interest rate of 22% is being charges. When the registration becomes effective the lender will convert the loan into common shares of stock. The loan can be converted into common shares at a price of 60% of the lowest trading price for the twenty (20) prior trading days including the day the conversion notice is received.

SCHEDULE OF FAIR VALUE ASSUMPTION OF BLACK-SCHOLES MODEL

The variables used for the Black-Scholes model are as listed below:

	January 31,2022	July 31, 2021

●	Volatility: 165% - 271%	Volatility: 253% - 466%

●	Risk free rate of return: 1.24%- 1.53%	Risk free rate of return: 1.24%- 1.53%

●	Expected term: 1-3 years	Expected term: 1-3 years

The variables used for the Black-Scholes model are as listed below:

	July 31,2021	July 31, 2020

●	Volatility: 253% - 466%	Volatility: 191% - 455%

●	Risk free rate of return: 1.24%- 1.53%	Risk free rate of return: 1.93% - 1.99%

●	Expected term: 1-3 years	Expected term: 1-3 years